Derivatives (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Transactions

The following table summarizes the Company’s interest rate swap positions as of December 31, 2020.

	Classification on the Consolidated Balance Sheet	Notional Amount	Fair Value		Weighted Average Rate Received/ (Paid)
Derivative Assets	Other Assets	$244,748		$21,700	4.48%
Derivative Liabilities	Accrued expenses and other liabilities	(244,748)		(21,764)	-4.48%
Net Exposure		$—	$	(64)

The following table summarizes the Company’s interest rate swap positions as of December 31, 2019.

	Classification on the Consolidated Balance Sheet	Notional Amount	Fair Value	Weighted Average Rate Received/ (Paid)
Derivative Assets	Other Assets	$151,648	$8,918	5.04%
Derivative Liabilities	Accrued expenses and other liabilities	(151,648)	(8,918)	-5.04%
Net Exposure		$—	$—